Consolidated statement of changes in equity - GBP (£) £ in Millions	Total	Total share-holders’ equity	Share capital	Share premium account	Retained earnings	Other equity reserves	Non-controlling interests
Equity, beginning balance at Mar. 31, 2023	£ 29,562	£ 29,538	£ 488	£ 1,302	£ 31,608	£ (3,860)	£ 24
Profit for the period	1,129	1,128			1,128		1
Other comprehensive income/(loss) for the period	74	74			(199)	273
Total comprehensive (loss)/income for the period	1,203	1,202			929	273	1
Equity dividends	(1,325)	(1,325)			(1,325)
Scrip dividend-related share issue	0	0	1	(1)
Issue of treasury shares	20	20			20
Transactions in own shares	(1)	(1)			(1)
Share-based payments	19	19			19
Cash flow hedges transferred to the statement of financial position, net of tax	2	2				2
Equity, ending balance at Sep. 30, 2023	29,480	29,455	489	1,301	31,250	(3,585)	25
Equity, beginning balance at Mar. 31, 2024	29,892	29,867	493	1,298	32,066	(3,990)	25
Profit for the period	648	647			647		1
Other comprehensive income/(loss) for the period	(729)	(728)			38	(766)	(1)
Total comprehensive (loss)/income for the period	(81)	(81)			685	(766)	0
Rights Issue	6,839	6,839	135			6,704
Transfer between reserves	0	0			6,704	(6,704)
Equity dividends	(811)	(811)			(811)
Scrip dividend-related share issue	0	0	9	(9)
Issue of treasury shares	15	15			15
Transactions in own shares	(5)	(5)			(5)
Share-based payments	16	16			16
Cash flow hedges transferred to the statement of financial position, net of tax	1	1				1
Equity, ending balance at Sep. 30, 2024	£ 35,866	£ 35,841	£ 637	£ 1,289	£ 38,670	£ (4,755)	£ 25